Columbia Variable Portfolio – Core Equity Fund
First Quarter Report
March 31, 2024 (Unaudited)
This Fund is closed to new investors.
Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by owning RiverSource Variable Annuity Fund A or RiverSource Variable Annuity Fund B and allocating your purchase payments to the variable account that invests in the Fund. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Core Equity Fund, March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.0%
Issuer	Shares	Value ($)
Communication Services 9.0%
Interactive Media & Services 9.0%
Alphabet, Inc., Class A(a)	70,016	10,567,515
Meta Platforms, Inc., Class A	18,091	8,784,628
Total		19,352,143
Total Communication Services		19,352,143
Consumer Discretionary 10.6%
Automobiles 0.5%
Tesla, Inc.(a)	6,331	1,112,926
Broadline Retail 3.5%
Amazon.com, Inc.(a)	37,134	6,698,231
eBay, Inc.	17,360	916,261
Total		7,614,492
Hotels, Restaurants & Leisure 1.8%
Booking Holdings, Inc.	1,051	3,812,902
Household Durables 2.1%
Lennar Corp., Class A	17,127	2,945,502
PulteGroup, Inc.	13,536	1,632,712
Total		4,578,214
Specialty Retail 1.5%
TJX Companies, Inc. (The)	31,371	3,181,647
Textiles, Apparel & Luxury Goods 1.2%
Deckers Outdoor Corp.(a)	2,327	2,190,312
Tapestry, Inc.	7,312	347,174
Total		2,537,486
Total Consumer Discretionary		22,837,667
Consumer Staples 5.6%
Beverages 0.2%
Molson Coors Beverage Co., Class B	6,728	452,458
Consumer Staples Distribution & Retail 1.1%
Target Corp.	7,903	1,400,491
Walmart, Inc.	16,186	973,911
Total		2,374,402
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 0.7%
Bunge Global SA	7,854	805,192
General Mills, Inc.	11,276	788,982
Total		1,594,174
Household Products 1.9%
Colgate-Palmolive Co.	39,721	3,576,876
Procter & Gamble Co. (The)	3,273	531,045
Total		4,107,921
Tobacco 1.7%
Altria Group, Inc.	81,826	3,569,250
Total Consumer Staples		12,098,205
Energy 4.0%
Oil, Gas & Consumable Fuels 4.0%
Exxon Mobil Corp.	14,602	1,697,336
Marathon Petroleum Corp.	18,161	3,659,442
Valero Energy Corp.	18,654	3,184,051
Total		8,540,829
Total Energy		8,540,829
Financials 12.5%
Banks 3.8%
Citigroup, Inc.	73,272	4,633,721
Wells Fargo & Co.	60,199	3,489,134
Total		8,122,855
Capital Markets 2.8%
BlackRock, Inc.	1,165	971,260
Cboe Global Markets, Inc.	1,493	274,309
CME Group, Inc.	11,366	2,446,986
State Street Corp.	31,618	2,444,704
Total		6,137,259
Consumer Finance 0.8%
Synchrony Financial	38,822	1,674,005
Financial Services 2.4%
Fiserv, Inc.(a)	26,137	4,177,216
Visa, Inc., Class A	3,389	945,802
Total		5,123,018

Columbia Variable Portfolio – Core Equity Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Core Equity Fund, March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 2.7%
Marsh & McLennan Companies, Inc.	18,164	3,741,421
MetLife, Inc.	15,357	1,138,107
Prudential Financial, Inc.	7,118	835,653
Total		5,715,181
Total Financials		26,772,318
Health Care 12.3%
Biotechnology 2.5%
AbbVie, Inc.	11,151	2,030,597
Amgen, Inc.	1,261	358,528
BioMarin Pharmaceutical, Inc.(a)	5,609	489,890
Regeneron Pharmaceuticals, Inc.(a)	1,208	1,162,688
Vertex Pharmaceuticals, Inc.(a)	3,002	1,254,866
Total		5,296,569
Health Care Equipment & Supplies 3.7%
Align Technology, Inc.(a)	947	310,540
Baxter International, Inc.	82,057	3,507,116
Hologic, Inc.(a)	38,157	2,974,720
Medtronic PLC	14,182	1,235,961
Total		8,028,337
Health Care Providers & Services 2.6%
Cardinal Health, Inc.	31,063	3,475,950
Cigna Group (The)	892	323,966
Humana, Inc.	2,388	827,967
Molina Healthcare, Inc.(a)	2,292	941,622
Total		5,569,505
Pharmaceuticals 3.5%
Bristol-Myers Squibb Co.	75,019	4,068,280
Johnson & Johnson	6,774	1,071,579
Viatris, Inc.	190,768	2,277,770
Total		7,417,629
Total Health Care		26,312,040
Industrials 9.1%
Aerospace & Defense 0.6%
Lockheed Martin Corp.	2,698	1,227,239
Air Freight & Logistics 1.9%
FedEx Corp.	14,117	4,090,259
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 1.3%
Builders FirstSource, Inc.(a)	8,194	1,708,859
Masco Corp.	13,814	1,089,648
Total		2,798,507
Ground Transportation 0.2%
CSX Corp.	8,971	332,555
Machinery 3.5%
Caterpillar, Inc.	10,453	3,830,293
Parker-Hannifin Corp.	6,628	3,683,776
Total		7,514,069
Professional Services 1.6%
Automatic Data Processing, Inc.	13,836	3,455,403
Total Industrials		19,418,032
Information Technology 28.8%
Communications Equipment 2.0%
Arista Networks, Inc.(a)	1,080	313,179
Cisco Systems, Inc.	79,152	3,950,476
Total		4,263,655
Semiconductors & Semiconductor Equipment 9.9%
Applied Materials, Inc.	15,029	3,099,431
NVIDIA Corp.	14,773	13,348,292
QUALCOMM, Inc.	27,757	4,699,260
Total		21,146,983
Software 11.2%
Adobe, Inc.(a)	7,593	3,831,428
Autodesk, Inc.(a)	3,552	925,012
Fortinet, Inc.(a)	39,542	2,701,114
Microsoft Corp.	34,309	14,434,482
Palo Alto Networks, Inc.(a)	5,694	1,617,836
ServiceNow, Inc.(a)	712	542,829
Total		24,052,701
Technology Hardware, Storage & Peripherals 5.7%
Apple, Inc.(b)	71,738	12,301,632
Total Information Technology		61,764,971
Columbia Variable Portfolio – Core Equity Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Core Equity Fund, March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 2.5%
Chemicals 1.1%
CF Industries Holdings, Inc.	15,793	1,314,135
Mosaic Co. (The)	37,008	1,201,280
Total		2,515,415
Metals & Mining 1.4%
Nucor Corp.	5,082	1,005,728
Steel Dynamics, Inc.	13,184	1,954,264
Total		2,959,992
Total Materials		5,475,407
Real Estate 1.8%
Hotel & Resort REITs 0.4%
Host Hotels & Resorts, Inc.	43,555	900,717
Specialized REITs 1.4%
SBA Communications Corp.	13,455	2,915,699
Total Real Estate		3,816,416
Utilities 1.8%
Electric Utilities 1.8%
Edison International	11,156	789,064
PG&E Corp.	161,991	2,714,969
Pinnacle West Capital Corp.	4,254	317,901
Total		3,821,934
Total Utilities		3,821,934
Total Common Stocks (Cost $150,455,297)		210,209,962

Money Market Funds 0.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.543%(c),(d)	368,113	368,039
Total Money Market Funds (Cost $368,034)		368,039
Total Investments in Securities (Cost: $150,823,331)		210,578,001
Other Assets & Liabilities, Net		3,896,060
Net Assets		214,474,061
At March 31, 2024, securities and/or cash totaling $308,664 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	17	06/2024	USD	4,512,225	10,204	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2024.

Columbia Variable Portfolio – Core Equity Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Core Equity Fund, March 31, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
(d)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.543%
	2,694,779	4,788,771	(7,115,254)	(257)	368,039	160	38,270	368,113
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Core Equity Fund  | First Quarter Report 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7003_12_C01_(05/24)